Stock-Based Compensation - Number of Shares Available for Issuance (Details) - USD ($) $ / shares in Units, shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Number of shares available for issuance
Number of shares available for issuance, beginning	3,563
Addition (in shares)	10,000
Granted (in shares)	(3,945)
Cancelled/expired/forfeited (in shares)	268
Number of shares available for issuance, ending	9,886		3,563
Aggregate Intrinsic Value
Fair value per ordinary share (in dollars per share)	$ 12.54		$ 19.12
Employee and Non-Employee stock options
Options Outstanding
Outstanding at the beginning of the year (in shares)	3,019
Granted (in shares)	2,177
Exercised (in shares)	0
Cancelled/expired/forfeited (in shares)	(63)
Outstanding at the end of the year (in shares)	5,133		3,019
Vested and expected to vest at the end of the year (in shares)	4,710
Exercisable at the end of the year (in shares)	1,237
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 22.51
Granted (in dollars per share)	10.34
Exercised (in dollars per share)	0
Cancelled/expired/forfeited (in dollars per share)	23.36
Outstanding at the end of the year (in dollars per share)	14.59		$ 22.51
Vested and expected to vest at the end of the year (in dollars per share)	11.62
Exercisable at the end of the year (in dollars per share)	$ 23.48
Weighted Average Remaining Contractual Life (In years)
Outstanding at the end of the year	5 years 10 months 24 days		6 years
Vested and expected to vest at the end of the year	6 years 2 months 12 days
Exercisable at the end of the year	5 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 18,829,000
Vested and expected to vest at the end of the year	17,026,000
Total intrinsic value of options exercised	0
Cash received from the exercise of stock option	0	$ 0
Unrecognized compensation cost	$ 33,800,000
Expected weighted-average recognition period for unrecognized compensation cost	6 years 2 months 12 days
Employee and Non-Employee stock options | 2023 Plan
Options Outstanding
Granted (in shares)	2,200
Restricted share units | 2023 Plan
Aggregate Intrinsic Value
Restricted shares units granted (in shares)	1,700